Debt Instruments at Amortized Cost	12 Months Ended
Dec. 31, 2019
Debt Instruments At Amortized Cost [Abstract]
Debt Instruments at Amortized Cost
13.	Debt Instruments at Amortized Cost

As at December 31, 2019 and 2018, this account consists of:

	2019	2018
	(in million pesos)
GT Capital Bond	150	150
	150	150
Less current portion (Note 28)	150	—
Noncurrent portion (Note 28)	—	150

GT Capital Bond

In February 2013, Smart purchased at par a seven-year GT Capital Bond with face value of Php150 million which matured on February 27, 2020. The bond has a gross coupon rate of 4.84% payable on a quarterly basis, and was recognized as HTM investment. Starting January 1, 2018, the bond was classified as debt instrument at amortized cost under IFRS 9.  Interest income, net of withholding tax, recognized on this investment amounted to Php5.8 million for each of the years ended December 31, 2019, 2018 and 2017.  The carrying value of this investment amounted to Php150 million as at December 31, 2019 and 2018.

Security Bank Time Deposits

In May 2013, PLDT invested US$2.0 million in a five-year time deposit with Security Bank at a gross coupon rate of 3.5%, which matured on May 31, 2018.  Interest income, net of withholding tax, recognized on this investment amounted to US$25 thousand, or Php1.3 million, for the year ended December 31, 2018.